Cover	Dec. 01, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	GigCapital9 Corp.
Entity Central Index Key	0002098712
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1894186
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	1731 Embarcadero Rd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
Entity Phone Fax Numbers [Line Items]
City Area Code	650
Local Phone Number	276-7040
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dr. Avi S. Katz
Entity Address, Address Line One	1731 Embarcadero Rd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
Entity Phone Fax Numbers [Line Items]
City Area Code	650
Local Phone Number	276-7040